UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23346

Name of Fund: BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23346
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Variable Series Funds II, Inc.

======================== BlackRock High Yield V.I. Fund ========================

ALLY FINANCIAL INC.

Ticker:       ALLY           Security ID:  02005N100
Meeting Date: APR 28, 2020   Meeting Type: Annual
Record Date:  MAR 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Franklin W. Hobbs        For       For          Management
1.2   Elect Director Kenneth J. Bacon         For       For          Management
1.3   Elect Director Katryn (Trynka)          For       For          Management
      Shineman Blake
1.4   Elect Director Maureen A.               For       For          Management
      Breakiron-Evans
1.5   Elect Director William H. Cary          For       For          Management
1.6   Elect Director Mayree C. Clark          For       For          Management
1.7   Elect Director Kim S. Fennebresque      For       For          Management
1.8   Elect Director Marjorie Magner          For       For          Management
1.9   Elect Director Brian H. Sharples        For       For          Management
1.10  Elect Director John J. Stack            For       For          Management
1.11  Elect Director Michael F. Steib         For       For          Management
1.12  Elect Director Jeffrey J. Brown         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

--------------------------------------------------------------------------------

BAUSCH HEALTH COMPANIES INC.

Ticker:       BHC            Security ID:  071734107
Meeting Date: APR 28, 2020   Meeting Type: Annual
Record Date:  MAR 02, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard U. De Schutter   For       For          Management
1b    Elect Director D. Robert Hale           For       For          Management
1c    Elect Director Argeris (Jerry) N.       For       For          Management
      Karabelas
1d    Elect Director Sarah B. Kavanagh        For       For          Management
1e    Elect Director Joseph C. Papa           For       For          Management
1f    Elect Director John A. Paulson          For       For          Management
1g    Elect Director Robert N. Power          For       For          Management
1h    Elect Director Russel C. Robertson      For       For          Management
1i    Elect Director Thomas W. Ross, Sr.      For       For          Management
1j    Elect Director Andrew C. von Eschenbach For       For          Management
1k    Elect Director Amy B. Wechsler          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration

--------------------------------------------------------------------------------

CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

CONSTELLIUM SE

Ticker:       CSTM           Security ID:  N22035104
Meeting Date: NOV 25, 2019   Meeting Type: Special
Record Date:  OCT 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Change of Corporate Seat from           For       For          Management
      Amsterdam to Paris
3     Amend Articles of Association           For       For          Management
4     Confirm Board Composition Following     For       For          Management
      Transfer of Corporate Seat
5     Confirm Annual Fixed Fees to Directors  For       For          Management
6     Appoint PricewaterhouseCoopers Audit    For       For          Management
      and RSM Paris as Auditors
7     Approve Issuance of Shares under 2013   For       Against      Management
      Equity Incentive Plan
8     Approve Issuance of Shares or Other     For       For          Management
      Equity Securities with Preemptive
      Rights up to 50 Percent of the Issued
      Share Capital
9     Approve Issuance of Shares or Other     For       Against      Management
      Equity Securities without Preemptive
      Rights up to 50 Percent of the Issued
      Share Capital
10    Approve Issuance of Shares or Other     For       For          Management
      Equity Securities without Preemptive
      Rights up to 10 Percent of the Issued
      Share Capital
11    Grant Board Authority to Issue          For       Against      Management
      Additional Shares up to 15 Percent of
      Issued Capital
12    Authorize Board to Issue Free Warrants  For       Against      Management
      with Preemptive Rights During a Public
      Tender Offer
13    Authorize Capital Issuances for Use in  For       For          Management
      Employee Stock Purchase Plans
14    Authorize Filing of Required Documents  For       For          Management
      and Other Formalities
15    Allow Questions                         None      None         Management
16    Close Meeting                           None      None         Management

--------------------------------------------------------------------------------

CONSTELLIUM SE

Ticker:       CSTM           Security ID:  F21107101
Meeting Date: JUN 29, 2020   Meeting Type: Annual/Special
Record Date:  JUN 25, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reelect Jean-Marc Germain as Director   For       For          Management
2     Reelect Peter Hartman as Director       For       For          Management
3     Reelect Guy Maugis as Director          For       For          Management
4     Approve Financial Statements and        For       For          Management
      Statutory Reports
5     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports
6     Approve Discharge of Directors and      For       For          Management
      Auditors
7     Approve Allocation of Income and        For       For          Management
      Absence of Dividends
8     Authorize Board to Issue Free Warrants  For       Against      Management
      with Preemptive Rights During a Public
      Tender Offer
9     Authorize Capital Issuances for Use in  For       For          Management
      Employee Stock Purchase Plans
10    Authorize Filing of Required            For       For          Management
      Documents/Other Formalities

--------------------------------------------------------------------------------

ELEMENT SOLUTIONS INC

Ticker:       ESI            Security ID:  28618M106
Meeting Date: JUN 16, 2020   Meeting Type: Annual
Record Date:  APR 20, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Martin Ellis Franklin    For       For          Management
1b    Elect Director Benjamin Gliklich        For       For          Management
1c    Elect Director Scot R. Benson           For       For          Management
1d    Elect Director Ian G.H. Ashken          For       For          Management
1e    Elect Director Christopher T. Fraser    For       For          Management
1f    Elect Director Michael F. Goss          For       For          Management
1g    Elect Director Nichelle Maynard-Elliott For       For          Management
1h    Elect Director E. Stanley O'Neal        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

--------------------------------------------------------------------------------

GAMING AND LEISURE PROPERTIES, INC.

Ticker:       GLPI           Security ID:  36467J108
Meeting Date: JUN 11, 2020   Meeting Type: Annual
Record Date:  APR 06, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Peter M. Carlino         For       For          Management
1.2   Elect Director Carol ("Lili") Lynton    For       For          Management
1.3   Elect Director Joseph W. Marshall, III  For       For          Management
1.4   Elect Director James B. Perry           For       For          Management
1.5   Elect Director Barry F. Schwartz        For       For          Management
1.6   Elect Director Earl C. Shanks           For       For          Management
1.7   Elect Director E. Scott Urdang          For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

======================= BlackRock Total Return V.I. Fund =======================

NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  APR 03, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management

=================== BlackRock U.S. Government Bond V.I. Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Variable Series Funds II, Inc.

Date:	August 27, 2020